Subsequent Events - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	Jan. 23, 2025	Dec. 31, 2024	Dec. 31, 2023 [1]	Jan. 01, 2023 [1]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Issued capital		$ 1,619	$ 1,607	$ 1,350
Capital reserve		$ 1,499,682	$ 1,492,001	$ 1,058,361
Events After Reporting Period
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Granted restricted share units aggregate value	$ 3,856
Events After Reporting Period | Lithium Argentina
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Nominal par value	$ 0.01
Issued capital	$ 1,619
Capital reserve	$ 1,499,682

[1]	The comparative information has been reclassified as discussed in Note 13 and Note 14.